Finance income and costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018		Jan. 31, 2017
Finance income
Remeasurement or derecognition of financial liabilities on funding arrangements	£ 2,784	£ 3,085		£ 0
Interest income on deposits	4	11		8
Finance income	2,788	3,096	[1]	8
Finance costs
Unwinding of discount factor	(424)	(754)		(862)
Remeasurement of financial liabilities on funding arrangements	0	(410)		0
Finance costs	£ (424)	£ (1,164)	[1]	£ (862)

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’